Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Gorilla Technology Group Inc. (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of comprehensive income (loss), changes in equity and cash flows for each of the two years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, based on our audits, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2024, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

We also audited adjustments to the 2022 financial statements to retroactively effect the share consolidation as described in Note 24. In our opinion, such adjustments are appropriate and have been properly applied. Other than the adjustments, we were not engaged to audit, review, or apply any procedures to the Company’s 2022 financial statements and, accordingly, we do not express an opinion or any other form of assurance on the 2022 financial statements as a whole.